Form N-1A Supplement - Global X Funds	Apr. 01, 2025
Global X CleanTech ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL X FUNDS
(the “Trust”)
SUPPLEMENT DATED AUGUST 1, 2025
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2025 FOR EACH SERIES OF THE TRUST (EACH, A "FUND" AND TOGETHER THE "FUNDS") LISTED IN SCHEDULE A APPENDED HERETO, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund's Summary Prospectus, Statutory Prospectus and SAI, as applicable.

The Board of Trustees of the Trust has approved a reverse stock split of the issued and outstanding shares of each Fund listed in Schedule A hereto (the "Reverse Stock Split"). The Reverse Stock Split for each Fund will be completed after the close of business on August 29, 2025.

As a result of the Reverse Stock Split, for each share of the corresponding Fund that a shareholder holds as of the close of business on August 29, 2025, the shareholder will receive a proportional number of whole shares of the Fund with the same aggregate dollar value, plus the cash value (at net asset value) of any fractional shares resulting from the Reverse Stock Split. Thus, the total dollar value of a shareholder’s investment in shares of the Fund, when added to any cash received in lieu of fractional shares, will not change due to the Reverse Stock Split, and each shareholder will continue to own approximately the same percentage (by value) of shares of the Fund immediately following the Reverse Stock Split (adjusted for any fractional shares paid in cash) as the shareholder owned immediately prior to the Reverse Stock Split. In addition, the Reverse Stock Split will not result in a material change in a shareholder’s proportional Fund ownership or voting rights, as the shares received as part of the Reverse Stock Split will provide a shareholder with approximately the same proportional Fund ownership and voting rights as the shares of the Fund owned prior to the Reverse Stock Split, adjusted by any fractional shares paid in cash. Receipt of cash in lieu of fractional shares may result in a taxable event to shareholders, and each shareholder should consult with the shareholder’s own tax advisers with respect to the appropriate treatment of the receipt of such cash payment.

SCHEDULE A

Fund Name	Ticker Symbol	Split Ratio
Global X CleanTech ETF	CTEC	1:5
Global X Genomics & Biotechnology ETF	GNOM	1:4
Global X HealthTech ETF	HEAL	1:3
Global X AgTech & Food Innovation ETF	KROP	1:3

For more information, please contact the Funds at 1-888-493-8631

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Global X Genomics & Biotechnology ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL X FUNDS
(the “Trust”)
SUPPLEMENT DATED AUGUST 1, 2025
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2025 FOR EACH SERIES OF THE TRUST (EACH, A "FUND" AND TOGETHER THE "FUNDS") LISTED IN SCHEDULE A APPENDED HERETO, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund's Summary Prospectus, Statutory Prospectus and SAI, as applicable.

The Board of Trustees of the Trust has approved a reverse stock split of the issued and outstanding shares of each Fund listed in Schedule A hereto (the "Reverse Stock Split"). The Reverse Stock Split for each Fund will be completed after the close of business on August 29, 2025.

As a result of the Reverse Stock Split, for each share of the corresponding Fund that a shareholder holds as of the close of business on August 29, 2025, the shareholder will receive a proportional number of whole shares of the Fund with the same aggregate dollar value, plus the cash value (at net asset value) of any fractional shares resulting from the Reverse Stock Split. Thus, the total dollar value of a shareholder’s investment in shares of the Fund, when added to any cash received in lieu of fractional shares, will not change due to the Reverse Stock Split, and each shareholder will continue to own approximately the same percentage (by value) of shares of the Fund immediately following the Reverse Stock Split (adjusted for any fractional shares paid in cash) as the shareholder owned immediately prior to the Reverse Stock Split. In addition, the Reverse Stock Split will not result in a material change in a shareholder’s proportional Fund ownership or voting rights, as the shares received as part of the Reverse Stock Split will provide a shareholder with approximately the same proportional Fund ownership and voting rights as the shares of the Fund owned prior to the Reverse Stock Split, adjusted by any fractional shares paid in cash. Receipt of cash in lieu of fractional shares may result in a taxable event to shareholders, and each shareholder should consult with the shareholder’s own tax advisers with respect to the appropriate treatment of the receipt of such cash payment.

SCHEDULE A

Fund Name	Ticker Symbol	Split Ratio
Global X CleanTech ETF	CTEC	1:5
Global X Genomics & Biotechnology ETF	GNOM	1:4
Global X HealthTech ETF	HEAL	1:3
Global X AgTech & Food Innovation ETF	KROP	1:3

For more information, please contact the Funds at 1-888-493-8631

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Global X HealthTech ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL X FUNDS
(the “Trust”)
SUPPLEMENT DATED AUGUST 1, 2025
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2025 FOR EACH SERIES OF THE TRUST (EACH, A "FUND" AND TOGETHER THE "FUNDS") LISTED IN SCHEDULE A APPENDED HERETO, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund's Summary Prospectus, Statutory Prospectus and SAI, as applicable.

The Board of Trustees of the Trust has approved a reverse stock split of the issued and outstanding shares of each Fund listed in Schedule A hereto (the "Reverse Stock Split"). The Reverse Stock Split for each Fund will be completed after the close of business on August 29, 2025.

As a result of the Reverse Stock Split, for each share of the corresponding Fund that a shareholder holds as of the close of business on August 29, 2025, the shareholder will receive a proportional number of whole shares of the Fund with the same aggregate dollar value, plus the cash value (at net asset value) of any fractional shares resulting from the Reverse Stock Split. Thus, the total dollar value of a shareholder’s investment in shares of the Fund, when added to any cash received in lieu of fractional shares, will not change due to the Reverse Stock Split, and each shareholder will continue to own approximately the same percentage (by value) of shares of the Fund immediately following the Reverse Stock Split (adjusted for any fractional shares paid in cash) as the shareholder owned immediately prior to the Reverse Stock Split. In addition, the Reverse Stock Split will not result in a material change in a shareholder’s proportional Fund ownership or voting rights, as the shares received as part of the Reverse Stock Split will provide a shareholder with approximately the same proportional Fund ownership and voting rights as the shares of the Fund owned prior to the Reverse Stock Split, adjusted by any fractional shares paid in cash. Receipt of cash in lieu of fractional shares may result in a taxable event to shareholders, and each shareholder should consult with the shareholder’s own tax advisers with respect to the appropriate treatment of the receipt of such cash payment.

SCHEDULE A

Fund Name	Ticker Symbol	Split Ratio
Global X CleanTech ETF	CTEC	1:5
Global X Genomics & Biotechnology ETF	GNOM	1:4
Global X HealthTech ETF	HEAL	1:3
Global X AgTech & Food Innovation ETF	KROP	1:3

For more information, please contact the Funds at 1-888-493-8631

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Global X AgTech & Food Innovation ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL X FUNDS
(the “Trust”)
SUPPLEMENT DATED AUGUST 1, 2025
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2025 FOR EACH SERIES OF THE TRUST (EACH, A "FUND" AND TOGETHER THE "FUNDS") LISTED IN SCHEDULE A APPENDED HERETO, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund's Summary Prospectus, Statutory Prospectus and SAI, as applicable.

The Board of Trustees of the Trust has approved a reverse stock split of the issued and outstanding shares of each Fund listed in Schedule A hereto (the "Reverse Stock Split"). The Reverse Stock Split for each Fund will be completed after the close of business on August 29, 2025.

As a result of the Reverse Stock Split, for each share of the corresponding Fund that a shareholder holds as of the close of business on August 29, 2025, the shareholder will receive a proportional number of whole shares of the Fund with the same aggregate dollar value, plus the cash value (at net asset value) of any fractional shares resulting from the Reverse Stock Split. Thus, the total dollar value of a shareholder’s investment in shares of the Fund, when added to any cash received in lieu of fractional shares, will not change due to the Reverse Stock Split, and each shareholder will continue to own approximately the same percentage (by value) of shares of the Fund immediately following the Reverse Stock Split (adjusted for any fractional shares paid in cash) as the shareholder owned immediately prior to the Reverse Stock Split. In addition, the Reverse Stock Split will not result in a material change in a shareholder’s proportional Fund ownership or voting rights, as the shares received as part of the Reverse Stock Split will provide a shareholder with approximately the same proportional Fund ownership and voting rights as the shares of the Fund owned prior to the Reverse Stock Split, adjusted by any fractional shares paid in cash. Receipt of cash in lieu of fractional shares may result in a taxable event to shareholders, and each shareholder should consult with the shareholder’s own tax advisers with respect to the appropriate treatment of the receipt of such cash payment.

SCHEDULE A

Fund Name	Ticker Symbol	Split Ratio
Global X CleanTech ETF	CTEC	1:5
Global X Genomics & Biotechnology ETF	GNOM	1:4
Global X HealthTech ETF	HEAL	1:3
Global X AgTech & Food Innovation ETF	KROP	1:3

For more information, please contact the Funds at 1-888-493-8631

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE